Investment Strategy - Arrow Dow Jones Global Yield ETF	May 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive” or “indexing” investment approach to seek to track the price and yield performance of the Index. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline.

Under normal circumstances, the Fund invests at least 80% of its total assets in the component securities of the Index (or depositary receipts representing those securities). The Index seeks to identify the 150 highest yielding investable securities in the world within three “asset classes.” The Fund’s investment strategy is a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

The three global “asset classes” in the Index are equity securities, fixed income securities and alternative investments, and the asset classes are represented in the Index by the following five types of securities:

• Equity securities are represented by depository receipts, common stocks and preferred stocks of companies of any size, including small and medium-sized companies;

• Fixed income securities (sometimes referred to as “debt securities” or “bonds”) are represented by:

• Sovereign debt securities; and

• Corporate bonds, including investment and non-investment (or “junk”) bonds; and

Common Stocks are the common equity securities issued by corporate issuers and usually include voting rights.

Preferred Stocks are equity securities issued by corporate issuers that typically pay dividends and have a higher claim on the assets of an issuer than common stock in a bankruptcy or similar proceeding, but do not include voting rights.

Depositary Receipts are receipts for shares of a foreign-based company that entitles the holder to distributions on the underlying security.

Corporate Bonds are debt securities issued by corporate issuers. They typically pay dividends and have a higher claim on an issuer’s assets in a bankruptcy or similar proceeding but do not include voting rights or other equity characteristics.

Sovereign Debt Securities are debt securities issued or supported by domestic or foreign governments, their agencies and municipalities. Sovereign debt securities can be backed by the general credit of the government issuer or by a specific revenue source, such as a toll road.

• Alternative investments are represented by:

• Real estate securities, including REITs; and

• Energy-related investments, including preferred stocks of energy companies, royalty income trusts (“royalty trusts”) and MLPs. Investments in MLPs will not exceed 25% of the Fund’s assets.

Each type of security (i.e., equity, sovereign debt, corporate bond, real estate and energy securities) is equal weighted at 20% of the Index on rebalance and reconstitution dates and represented by approximately 30 component securities in the Index. The Index is rebalanced and reconstituted at the end of each calendar quarter.

Between quarter-ends, the relative weights of the types of securities in the Index will fluctuate with changes in the component securities’ market values. Since the Index is composed of securities of all five types, there may be times when lower yielding securities of one type are selected for the Index and higher yielding securities of another type are not.

REITs are real estate investment trusts. REITs are investment trusts, corporations, or associations that invest in real estate assets and/or interests in mortgages on real estate assets. REITs include similar investment vehicles that invest in real estate assets, pay dividends and are treated as REITs for tax purposes.

Royalty Trusts are investment trusts that invest in natural resource companies. They may buy natural resource companies and/or the right to these companies’ cash flows and/or royalties from the production and sale of natural resources.

MLPs are master limited partnerships. Many MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

The Index aggregates five different sub-indexes to identify its component securities – one sub-index for each type of security.

The component securities of each sub-index are equal-weighted. The equity, real estate and energy sub-indexes are rebalanced quarterly and reconstituted annually. The sovereign and corporate debt sub-indexes are rebalanced and reconstituted quarterly.

Securities in the Index may include securities from developed or emerging market countries and securities of any market capitalization and credit quality, including junk bonds. Preferred stocks, other debt securities, convertible securities and sovereign debt securities may be rated by credit rating agencies and their ratings may be considered by the Index’s methodology. The Fund may be concentrated in an industry or group of industries or in a sector to the extent the Index is concentrated in an industry or group of industries or sector.

Although it is expected that the Fund will invest in all of the positions in the Index in the same weight as they appear in the Index (i.e., replicate the Index), the Fund may use a “sampling” methodology to seek its investment objective. Sampling involves using a quantitative analysis to select securities that in the aggregate have investment characteristics resembling the Index in terms of key risk factors, performance attributes and other characteristics. The Fund may invest up to 20% of its total assets in instruments that are not component securities of the Index, including other exchange-traded funds (“ETFs”).